Principal Accounting Policies (Cost of revenues) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Taxation [Line Items]
Sales taxes and surcharges in cost of revenues	¥ 122,502	$ 18,911	¥ 129,768	¥ 92,937
Tax rate of value added tax and surcharges	6.70%	6.70%
Applicable tax rate of cultural development fee for advertising services revenues	3.00%	3.00%
Minimum [Member]
Taxation [Line Items]
Applicable business tax and surcharges rate	3.40%	3.40%
Maximum [Member]
Taxation [Line Items]
Applicable business tax and surcharges rate	5.60%	5.60%